Unaudited Quarterly Results (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Vessel Revenue	$ 60,264	$ 63,227	$ 50,614	$ 50,474	$ 65,171	$ 62,464	$ 60,614	$ 54,253	$ 224,579	$ 242,502	$ 162,205
Operating (loss) income	(20,615)	8,762	(3,337)	(6,262)	13,806	12,987	12,049	4,468	(21,452)	43,310	(25,572)
Net income (loss)	$ 15,084	$ (1,928)	$ 34,969	$ (3,471)	$ (7,373)	$ (353)	$ 800	$ (5,772)	$ 44,654	$ (12,698)	$ (59,726)
Basic (loss) earnings per share	$ 0.22	$ (0.03)	$ 0.52	$ (0.05)	$ (0.11)	$ (0.01)	$ 0.01	$ (0.08)	$ 0.66	$ (0.18)	$ (0.83)
Diluted (loss) earnings per share	$ 0.21	$ (0.03)	$ 0.50	$ (0.05)	$ (0.11)	$ (0.01)	$ 0.01	$ (0.08)	$ 0.64	$ (0.18)	$ (0.83)
Basic weighted average common shares outstanding	68,675	68,462	67,730	67,464	69,387	72,749	72,494	72,702		71,827	71,794
Diluted weighted average common shares outstanding	70,301	68,462	69,301	67,464	69,387	72,749	74,718	72,702	69,532	71,827	71,794